CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
CURRENT ASSETS
Cash and short-term deposits	$ 142,503	$ 187,167
Trade accounts receivable	112,624	99,166
Other receivables	6,333	5,759
Inventories	91,855	87,873
Other current assets	18,796	14,119
Total current assets	372,111	394,084
LONG-TERM INVESTMENTS	12,437	11,896
PROPERTY AND EQUIPMENT, NET	415,092	419,111
INTANGIBLE ASSETS, NET	39,283	42,037
GOODWILL	7,000	7,000
OTHER ASSETS, NET	7,410	10,018
TOTAL ASSETS	853,333	884,146
CURRENT LIABILITIES
Current maturities of loans and debentures	40,558	119,999
Trade accounts payable	106,677	98,632
Deferred revenue and short-term customers' advances	11,540	5,478
Employee related liabilities	54,928	59,597
Other current liabilities	17,787	16,619
Total current liabilities	231,490	300,325
LONG-TERM LOANS FROM BANKS	154,635	159,776
DEBENTURES	59,722	107,311
LONG-TERM CUSTOMERS' ADVANCES	6,178	6,272
EMPLOYEE RELATED LIABILITIES	16,571	16,699
DEFERRED TAX LIABILITY	74,551	75,278
OTHER LONG-TERM LIABILITIES	9,897	22,924
Total liabilities	553,044	688,585
THE COMPANY'S SHAREHOLDERS' EQUITY	314,039	204,979
Non controlling interest	(13,750)	(9,418)
TOTAL EQUITY	300,289	195,561
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 853,333	$ 884,146